ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,537,593	$ 137,550
Less: allowances for doubtful accounts	(65,335)	0
Accounts receivables, net	$ 1,472,258	$ 137,550
Accounts receivable balance collected (as a percent)	14.00%